SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Gold income	$ 5,673	$ 4,480	$ 4,388
By-product revenue	$ 120	$ 102	$ 113
Gold, ounces | Three customers
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	66.00%	67.00%	67.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	25.00%	24.00%	22.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	21.00%	23.00%	31.00%
Gold, ounces | JP Morgan Chase N.A London in the United Kingdom
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	20.00%	20.00%	14.00%
Operating segments
Disclosure of operating segments [line items]
Gold income	$ 6,414	$ 5,148	$ 4,984
Gold income, excluding equity accounted investments	5,673	4,480	4,388
By-product revenue	122	104	114
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	3,756	3,068	2,981
By-product revenue	6	5	4
Operating segments | Australia
Disclosure of operating segments [line items]
Gold income	1,394	1,081	967
By-product revenue	5	4	4
Operating segments | Americas
Disclosure of operating segments [line items]
Gold income	1,264	999	1,036
By-product revenue	111	95	106
Operating segments | Kibali - Attributable 45% | Africa
Disclosure of operating segments [line items]
Gold income	741	668	596
By-product revenue	2	2	1
Operating segments | Iduapriem | Africa
Disclosure of operating segments [line items]
Gold income	563	522	443
By-product revenue	0	0	1
Operating segments | Ghana | Africa
Disclosure of operating segments [line items]
Gold income	530	439	431
By-product revenue	1	1	1
Operating segments | Siguiri | Africa
Disclosure of operating segments [line items]
Gold income	653	505	591
By-product revenue	1	0	0
Operating segments | Geita | Africa
Disclosure of operating segments [line items]
Gold income	1,150	934	920
By-product revenue	2	2	1
Operating segments | Sukari | Africa
Disclosure of operating segments [line items]
Gold income	119	0	0
Operating segments | Sunrise Dam | Australia
Disclosure of operating segments [line items]
Gold income	626	495	410
By-product revenue	2	1	1
Operating segments | Tropicana - Attributable 70% | Australia
Disclosure of operating segments [line items]
Gold income	768	586	557
By-product revenue	3	3	3
Operating segments | Cerro Vanguardia | Americas
Disclosure of operating segments [line items]
Gold income	439	317	319
By-product revenue	109	93	75
Operating segments | AngloGold Ashanti Mineração | Americas
Disclosure of operating segments [line items]
Gold income	634	515	557
By-product revenue	2	2	31
Operating segments | Serra Grande | Americas
Disclosure of operating segments [line items]
Gold income	191	167	160
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Gold income	741	668	596
By-product revenue	$ 2	$ 2	$ 1